Prepayments, Receivables and Other Assets (Tables)	12 Months Ended
Mar. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepayments, receivables and other assets
	As of March 31,
	2020	2019

Receivable from a third-party company	$3,530,675	$-
Staff IOU	943,718	670,619
Others	144,347	36,718
Total	$4,918,740	$707,337